LOAN FROM THRID PARTY (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loan From Thrid Party 1		20.00%
Loan From Thrid Party 2		$ 3,625,069
Loan From Thrid Party 3		0
Loan From Thrid Party 1	20.00%
Loan From Thrid Party 2	0
Loan From Thrid Party 3	3,625,069
Loan From Thrid Party 4	274,757
Loan From Thrid Party 5	$ 551,144